UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

# John Hancock
# Income Securities Trust

**Annual Report**
12.31.07

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

The U.S. bond market enjoyed solid gains in 2007, with most of the advance occurring in the last six months. Bonds were largely unchanged in the first half of the year, but a meltdown in the housing and mortgage markets over the last six months led to greater interest rate volatility and several interest rate cuts from the Federal Reserve. As a result, bonds rallied, with Treasury bonds delivering the best returns, while high-yield corporate bonds lagged.

“The U.S. bond market enjoyed solid
gains in 2007, with most of the
advance occurring in the last
six months.”

For the year ended December 31, 2007, John Hancock Income Securities Trust produced a total return of 1.97% at net asset value (NAV) and –6.94% at market value. The Fund’s NAV return and its market performance differ because the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund’s NAV share price at any time. By comparison, the average closed-end intermediate-term bond fund returned 3.43%, according to Morningstar, Inc., and the Lehman Brothers Government/Credit Bond Index returned 7.23% . The Fund’s current annualized distribution rate was 6.40% at closing NAV and 7.24% at closing market price. The portfolio’s sector weightings were the main reason behind the underperformance of the benchmark index and Morningstar peer group, primarily over the last six months. An underweight in Treasury bonds and an overweight in corporate bonds, including a healthy weighting in high yield securities, detracted from results. Within the corporate sector, our financial holdings had the biggest negative impact on performance. The most significant underperformer was real estate investment trust Public Storage REIT, Inc. which owns and operates self-storage facilities. On the positive side, beverage maker Ocean Spray Cranberries, Inc. and movie theater chain Cinemark, Inc. added value during the year. In the mortgage-backed sector, the portfolio benefited from its exposure to interest-only securities backed by “pay-option” mortgages, which generated strong returns. A steeper yield curve also boosted performance as the portfolio was positioned to benefit from this environment.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Income Securities Trust | Annual report

Portfolio summary

Quality distribution[1]
AAA	48%	BB	10%

AA	7%	B	11%

A	6%	CCC	2%

BBB	15%

Sector distribution[1]
Government — U.S. agency	38%	Industrials	4%

Mortgage bonds	19%	Telecommunication services	4%

Financials	12%	Energy	3%

Consumer discretionary	7%	Health care	2%

Utilities	5%	Other	2%

Materials	4%

1 As a percentage of the Fund’s total investments on December 31, 2007.

Annual report | Income Securities Trust

Fund’s investments

Securities owned by the Fund on 12-31-07

This schedule is divided into five main categories: bonds, preferred stocks, tranche loans, U.S. government and agencies securities, and short-term investments. Bonds, preferred stocks, tranche loans, and U.S. government and agencies securities are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 87.55%					$144,286,627
(Cost $149,123,667)

Advertising 0.45%					748,125

R.H. Donnelley Corp.,
Sr Disc Note Ser A-1	6.875%	01-15-13	B	$200	179,000
Sr Disc Note Ser A-2	6.875	01-15-13	B	300	268,500
Sr Note (S)	8.875	10-15-17	B	325	300,625

Agricultural Products 0.33%					539,550

Chaoda Modern Agriculture
(Holdings) Ltd.,
Gtd Sr Note (Cayman Islands) (F)(L)(S)	7.750	02-08-10	BB	545	539,550

Airlines 1.79%					2,957,991

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545	02-02-19	A–	359	360,730
Pass Thru Ctf Ser 2000-2 Class B	8.307	10-02-19	BB–	395	392,763
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	107	103,836

Delta Airlines, Inc.,
Collateralized Bond (S)	6.821	08-10-22	A–	795	829,900
Sr Pass Thru Ctf Ser 02-1	6.417	07-02-12	AAA	825	843,562

Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 07-1 (L)	7.027	11-01-19	A–	445	427,200

Aluminum 0.31%					507,275

CII Carbon LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	CCC+	515	507,275

Apparel Retail 0.13%					217,800

Hanesbrands, Inc.,
Gtd Sr Floating Rate Note
Ser B (P)	8.204	12-15-14	B–	220	217,800

Automobile Manufacturers 0.27%					451,100

General Motors Corp.,
Sr Note	7.125	07-15-13	B–	520	451,100

Automotive Retail 0.12%					191,000

Avis Budget Car Rental LLC,
Gtd Sr Note	7.625	05-15-14	BB–	200	191,000

See notes to financial statements

Income Securities Trust | Annual report

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Broadcasting & Cable TV 1.00%					$1,645,083

Charter Communications Holdings
II, LLC,
Gtd Sr Note	10.250%	09-15-10	CCC	$415	406,700

Comcast Cable Communications
Holdings, Inc.,
Gtd Note	8.375	03-15-13	BBB+	395	443,144

Nexstar Finance, Inc.,
Sr Sub Note	7.000	01-15-14	CCC+	340	316,625

Rogers Cable, Inc.,
Sr Sec Note (Canada) (F)	6.750	03-15-15	BB+	455	478,614

Casinos & Gaming 5.47%					9,014,811

Chukchansi Economic Development
Authority,
Sr Note (S)	8.000	11-15-13	BB–	460	448,500

Downstream Development Authority
of the Quapaw Tribe of Oklahoma,
Sr Sec Note (S)	12.000	10-15-15	B–	500	467,500

Fontainbleau Las Vegas
Holdings Ltd.,
Note (S)	10.250	06-15-15	CCC+	495	429,412

Greektown Holdings LLC,
Sr Note (S)	10.750	12-01-13	CCC+	315	306,338

Harrah’s Operating Co., Inc.,
Gtd Sr Bond	5.625	06-01-15	BB	425	310,250

Indianapolis Downs LLC &
Capital Corp.,
Sr Note (S)	11.000	11-01-12	B	310	299,150

Isle of Capri Casinos, Inc.,
Gtd Sr Sub Note	7.000	03-01-14	B	375	307,500

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B–	500	465,000

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	500	502,500

Majestic Star Casino LLC,
Gtd Sr Sec Note	9.500	10-15-10	B+	415	392,175

Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB–	285	271,867

MTR Gaming Group, Inc.,
Gtd Sr Sub Note Ser B	9.000	06-01-12	B–	290	272,600

Pinnacle Entertainment, Inc.,
Sr Sub Note (L)	7.500	06-15-15	B–	1,000	907,500

Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	215	231,125

Seminole Hard Rock Entertainment,
Sr Sec Note (P)(S)	7.491	03-15-14	BB	500	477,500

See notes to financial statements

Annual report | Income Securities Trust

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Casinos & Gaming (continued)

Seminole Tribe of Florida,
Bond (S)	6.535%	10-01-20	BBB–	$650	$657,144

Trump Entertainment
Resorts, Inc.,
Gtd Sr Sec Note (L)	8.500	06-01-15	B	440	334,950

Turning Stone Casino Resort
Enterprise,
Sr Note (S)	9.125	09-15-14	B+	1,540	1,570,800

Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-14	BB–	363	363,000

Commodity Chemicals 0.14%					238,525

Sterling Chemicals, Inc.,
Sr Sec Note (S)	10.250	04-01-15	B–	235	238,525

Construction & Farm Machinery & Heavy Trucks 0.45%					736,200

Manitowoc Co., Inc. (The),
Sr Note	7.125	11-01-13	BB–	500	495,000

Odebrecht Finance Ltd.,
Gtd Sr Note (Cayman Islands) (F)(S)	7.500	10-18-17	BB	240	241,200

Consumer Finance 2.02%					3,334,471

CIT Group, Inc.,
Sr Note	5.000	02-13-14	A	375	330,129

Ford Motor Credit Co.,
Note	7.375	10-28-09	B	1,625	1,529,525
Sr Note	9.875	08-10-11	B	295	279,019
Sr Note	8.000	12-15-16	B	140	118,918

General Motors Acceptance Corp.,
Sr Note	6.000	12-15-11	BB+	465	389,986

Nelnet, Inc.,
Note (P)	7.400	09-29-36	BBB–	715	686,894

Data Processing & Outsourced Services 0.29%					470,571

Fiserv, Inc.,
Gtd Sr Note	6.800	11-20-17	BBB	460	470,571

Department Stores 0.29%					474,378

Penney J.C. Co., Inc.,
Deb	7.650	08-15-16	BBB–	445	474,378

Diversified Banks 4.67%					7,692,911

Banco Mercantil del Norte SA,
Sub Note (Mexico) (F)(S)	6.862	10-13-21	Baa2	685	673,971

Bank of America Corp.,
Sr Note	5.750	12-01-17	AA	505	506,158

Barclays Bank Plc,
Perpetual Bond (6.860% to 6-15-32
then variable) (United Kingdom) (F)(S)	6.860	09-29-49	A+	1,655	1,543,534

Chuo Mitsui Trust & Banking Co. Ltd.,
Perpetual Sub Note (5.506% to
4-15-15 then variable) (Japan) (F)(S)	5.506	12-15-49	Baa1	940	864,321

ICICI Bank Ltd.,
Note (India) (F)(S)	6.625	10-03-12	BBB–	640	634,183

See notes to financial statements

Income Securities Trust | Annual report

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Banks (continued)

Lloyds TSB Group Plc,
Bond (United Kingdom) (F)(S)	6.267%	11-14-49	A	$730	$662,249

Royal Bank of Scotland Group Plc,
Jr Sub Bond (7.640% to 9-29-17
then variable) (United Kingdom) (F)(S)	7.640	03-29-49	A	400	411,237
Perpetual Bond (7.648% to 9-30-31
then variable) (United Kingdom) (F)	7.648	08-29-49	A	650	670,628

Societe Generale,
Sub Note (France) (F)(S)	5.922	04-05-49	A+	460	425,662

Standard Chartered Plc,
Bond (Great Britain) (F)(P)(S)	7.014	06-30-49	BBB+	500	473,418
Sub Note (Great Britain) (F)(S)	6.400	09-26-17	A	235	238,641

Wachovia Bank NA,
Sub Note Ser BKNT	6.000	11-15-17	AA–	585	588,909

Diversified Chemicals 1.44%					2,378,650

Mosiac Co. (The),
Sr Note (S)	7.625	12-01-16	BB–	290	313,200

NOVA Chemicals Corp.,
Med Term Note (Canada) (F)(L)	7.400	04-01-09	B+	2,045	2,065,450

Diversified Commercial & Professional Services 0.76%					1,257,495

Grupo Kuo SAB de CV,
Gtd Sr Note (Mexico) (F)	9.750	10-17-17	BB–	475	469,063

Hutchison Whampoa
International Ltd.,
Gtd Sr Note (Cayman Islands) (F)(S)	6.500	02-13-13	A–	750	788,432

Diversified Financial Services 2.24%					3,692,151

Cosan Finance Ltd.,
Gtd Bond (Brazil) (F)(L)(S)	7.000	02-01-17	BB	300	281,250

Erac USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	BBB	465	449,243

General Electric Capital Corp.,
Sub Bond (P)	6.375	11-15-67	AA+	760	784,686

Huntington Capital III,
Gtd Sub Bond (P)	6.650	05-15-37	BBB–	590	503,950

QBE Capital Funding II LP,
Gtd Sub Bond (Jersey Islands) (F)(P)(S)	6.797	06-29-49	BBB	695	665,509

SMFG Preferred Capital Ltd.,
Perpetual Bond (6.078% to 1-25-17
then variable) (S)	6.078	01-25-49	BBB	590	543,520

Sovereign Capital Trust VI,
Gtd Note	7.908	06-13-36	BB+	480	463,993

Diversified Metals & Mining 0.39%					648,150

Freeport-McMoRan Copper &
Gold, Inc.,
Sr Note	8.375	04-01-17	BB	130	139,425

Vedanta Resources Plc,
Sr Note (United Kingdom) (F)(S)	6.625	02-22-10	BB	510	508,725

See notes to financial statements

Annual report | Income Securities Trust

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified REITs 0.17%					$275,847

HRPT Properties Trust,
Sr Note	6.650%	01-15-18	BBB	$285	275,847

Drug Retail 0.94%					1,545,642

CVS Caremark Corp.,
Jr Sub Bond (P)	6.302	06-01-37	BBB–	990	956,877
Sr Note	5.750	06-01-17	BBB+	585	588,765

Electric Utilities 5.94%					9,785,776

Abu Dhabi National Energy Co.,
Bond (United Arab
Emirates) (F)(S)	6.500	10-27-36	A+	935	900,551

AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	1,005	1,088,321

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB–	736	829,119

BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BBB–	700	787,128

FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB–	347	347,469

HQI Transelect Chile SA,
Sr Note (Chile) (F)	7.875	04-15-11	BBB–	1,230	1,327,955

Indiantown Cogeneration LP,
1st Mortgage Note Ser A-9	9.260	12-15-10	BB+	297	310,193

IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB–	325	339,625

Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (F)(S)	9.625	11-15-09	BBB	514	547,753

Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB–	565	591,270

PNPP II Funding Corp.,
Deb	9.120	05-30-16	BBB–	437	515,682

Teco Finance, Inc.,
Note (S)	7.000	05-01-12	Baa3	337	355,434
Note (S)	6.572	11-01-17	Baa3	233	236,914

TXU Corp.,
Sec Bond	7.460	01-01-15	BB	545	496,514

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB–	1,111	1,111,848

Electronic Equipment Manufacturers 0.65%					1,073,383

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB–	775	805,955

Tyco Electronics Group SA,
Gtd Sr Bond (Luxembourg) (F)(S)	6.550	10-01-17	BBB	260	267,428

Gas Utilities 0.58%					956,223

KN Capital Trust I,
Gtd Cap Security Ser B	8.560	04-15-27	B–	445	400,500

Southern Union Co.,
Jr Sub Note	7.200	11-01-66	BB	565	555,723

See notes to financial statements

Income Securities Trust | Annual report

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Health Care Distributors 0.25%					$419,067

Covidien International
Finance SA,
Gtd Sr Note (Luxembourg) (F)(S)	6.000%	10-15-17	A–	$405	419,067

Health Care Facilities 0.43%					708,031

Community Health Systems, Inc.,
Sr Note (S)	8.875	07-15-15	B–	695	708,031

Health Care Services 1.17%					1,934,250

Alliance Imaging, Inc.,
Sr Sub Note (L)	7.250	12-15-12	B–	255	242,250
Sr Sub Note (S)	7.250	12-15-12	B–	185	175,750

HealthSouth Corp.,
Gtd Sr Note (P)	11.409	06-15-14	CCC+	500	508,750

Sun Healthcare Group, Inc.,
Gtd Sr Sub Note	9.125	04-15-15	CCC+	1,000	1,007,500

Health Care Supplies 0.11%					182,700

Bausch & Lomb, Inc.,
Sr Note (S)	9.875	11-01-15	B–	180	182,700

Insurance 0.52%					849,707

Merna Reinsurance Ltd.,
Sec Sub Note Ser B	6.580	06-30-10	A2	550	543,345

Progressive Corp. (The),
Jr Sub Deb (P)	6.700	06-15-37	A–	330	306,362

Integrated Oil & Gas 0.85%					1,400,841

Pemex Project Funding
Master Trust,
Gtd Note	9.125	10-13-10	BBB	135	149,175

Petro-Canada,
Deb (Canada) (F)	9.250	10-15-21	BBB	1,000	1,251,666

Integrated Telecommunication Services 2.86%					4,719,241

Axtel SAB de CV,
Sr Note (Mexico) (F)(S)	7.625	02-01-17	BB–	520	520,000

Bellsouth Corp.,
Deb	6.300	12-15-15	A	914	957,262

Cincinnati Bell, Inc.,
Gtd Sr Sub Note	8.375	01-15-14	B–	325	316,875

Qwest Capital Funding, Inc.,
Gtd Note	7.000	08-03-09	B+	1,000	997,500

Qwest Corp.,
Sr Note	7.875	09-01-11	BBB–	445	462,800

Sprint Capital Corp.,
Gtd Sr Note	6.900	05-01-19	BBB+	1,000	993,366

West Corp.,
Gtd Sr Sub Note	11.000	10-15-16	B–	475	471,438

See notes to financial statements

Annual report | Income Securities Trust

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Investment Banking & Brokerage 0.75%					$1,228,300

American General Finance Corp.,
Note	6.900%	12-15-17	A+	$470	470,470

Mizuho Financial Group
Cayman Ltd.,
Gtd Sub Bond (Cayman Islands) (F)	8.375	12-29-49	A2	750	757,830

IT Consulting & Other Services 0.24%					403,069

NCR Corp.,
Note	7.125	06-15-09	BBB–	390	403,069

Life & Health Insurance 0.40%					666,559

Lincoln National Corp.,
Jr Sub Bond	6.050	04-20-17	A–	250	233,390

Symetra Financial Corp.,
Jr Sub Bond (P)(S)	8.300	10-15-37	BB	440	433,169

Marine 1.05%					1,732,100

CMA CGM SA,
Sr Note (France) (F)(S)	7.250	02-01-13	BB+	700	672,000

Minerva Overseas Ltd.,
Gtd Note (Cayman Islands) (F)(S)	9.500	02-01-17	B	680	651,100

Navios Maritime Holdings, Inc.,
Sr Note (Marshall Islands) (F)(S)	9.500	12-15-14	B	400	409,000

Metal & Glass Containers 0.69%					1,130,550

Blaze Recycling & Metals LLC,
Sr Sec Note (S)	10.875	07-15-12	B	165	151,800

Owens-Brockway Glass
Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	500	518,750

Vitro SAB de CV,
Sr Note (Mexico) (F)	9.125	02-01-17	B	500	460,000

Movies & Entertainment 0.19%					319,356

Cinemark, Inc.,
Sr Disc Note, Step Coupon (O)(P)	9.750	03-15-14	CCC+	245	228,156

Quebecor Media, Inc.,
Note (Canada) (F)(S)	7.750	03-15-16	B	95	91,200

Multi-Line Insurance 1.66%					2,734,111

Genworth Financial, Inc.,
Jr Sub Note	6.150	11-15-66	BBB+	430	390,677

Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	395	409,315

Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	885	863,551
Jr Gtd Sub Bond (S)	7.800	03-15-37	BB+	705	627,109

Sul America Participacoes SA,
Bond (Brazil) (F)(S)	8.625	02-15-12	B	430	443,459

Multi-Media 0.70%					1,147,206

News America Holdings,
Gtd Sr Deb	7.750	01-20-24	BBB	1,020	1,147,206

See notes to financial statements

Income Securities Trust | Annual report

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Multi-Utilities 1.34%					$2,206,250

CalEnergy Co., Inc.,
Sr Bond	8.480%	09-15-28	BBB+	$550	672,005

Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	500	497,500

Salton Sea Funding Corp.,
Sec Note Ser C	7.840	05-30-10	BBB–	1,002	1,036,745

Office Services & Supplies 0.42%					698,354

Xerox Corp.,
Sr Note	6.750	02-01-17	BB+	670	698,354

Oil & Gas Drilling 0.35%					581,695

Allis-Chalmers Energy, Inc.,
Gtd Sr Note	8.500	03-01-17	B	335	319,925

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (F)(S)	5.326	08-01-13	BBB–	260	261,770

Oil & Gas Exploration & Production 0.77%					1,267,236

EnCana Corp.,
Note (Canada) (F)	5.900	12-01-17	A–	485	496,143

McMoRan Exploration Co.,
Gtd Sr Note	11.875	11-15-14	CCC+	340	341,700

Western Oil Sands, Inc.,
Sr Note (Canada) (F)	8.375	05-01-12	BBB+	385	429,393

Oil & Gas Refining & Marketing 0.32%					534,803

Enterprise Products Operating LP,
Gtd Jr Sub Note (P)	7.034	01-15-68	BB	590	534,803

Oil & Gas Storage & Transportation 1.58%					2,601,342

Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07-15-16	B	545	547,725

NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB–	580	594,702

TEPPCO Partners LP,
Jr Gtd Sub Note (P)	7.000	06-01-67	BB	695	634,915

Williams Partners LP,
Gtd Sr Note	7.250	02-01-17	BB+	800	824,000

Paper Packaging 0.84%					1,376,431

Smurfit-Stone Container
Enterprises, Inc.,
Sr Note	8.375	07-01-12	CCC+	1,000	992,500
Sr Note	8.000	03-15-17	CCC+	245	236,731

US Corrugated, Inc.,
Sr Sec Note	10.000	06-01-13	CCC+	160	147,200

See notes to financial statements

Annual report | Income Securities Trust

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Paper Products 1.10%					$1,810,427

Graphic Packaging
International, Inc.,
Sr Note	8.500%	08-15-11	B–	$445	440,550

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB–	365	359,877

Verso Paper Holdings LLC,
Sr Sec Note (S)	9.125	08-01-14	B+	1,000	1,010,000

Pharmaceuticals 0.42%					698,646

Abbott Laboratories,
Sr Note	5.600	11-30-17	AA	680	698,646

Property & Casualty Insurance 0.49%					804,460

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB–	750	804,460

Publishing 0.20%					325,713

Idearc, Inc.,
Gtd Sr Note	8.000	11-15-16	B+	355	325,713

Real Estate Management & Development 1.61%					2,647,544

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB–	175	191,062

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB–	505	481,246

Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	870	879,386

Shimao Property Holding Ltd.,
Gtd Sr Note (Cayman
Islands) (F)(S)	8.000	12-01-16	BB+	940	848,350

Ventas Realty LP/Capital Corp.,
Sr Note	6.625	10-15-14	BB+	250	247,500

Regional Banks 0.14%					228,861

SunTrust Capital VIII,
Gtd Bond (6.100% to 12-15-36
then variable)	6.100	12-01-66	A–	275	228,861

Restaurants 0.11%					174,825

Dave & Buster’s, Inc.,
Gtd Sr Note	11.250	03-15-14	CCC+	185	174,825

Semiconductors 0.54%					892,500

Freescale Semiconductor, Inc.,
Sr Note (S)	8.875	12-15-14	B	1,000	892,500

Specialized Finance 2.21%					3,645,592

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	1,000	1,015,000

Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	7.160	02-15-12	Baa2	500	495,115

Drummond Co., Inc.,
Sr Note (S)	7.375	02-15-16	BB–	290	268,975

ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	804	812,346

See notes to financial statements

Income Securities Trust | Annual report

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Specialized Finance (continued)

UCAR Finance, Inc.,
Gtd Sr Note	10.250%	02-15-12	B	$333	$343,406

USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12
then variable) (S)	6.091	12-15-49	A+	800	710,750

Specialty Chemicals 0.36%					591,475

American Pacific Corp.,
Sr Note (S)	9.000	02-01-15	B	590	591,475

Steel 0.39%					641,900

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	655	641,900

Thrifts & Mortgage Finance 28.68%					47,268,629

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6
Class XP IO	2.580	12-25-46	AAA	13,850	640,557

American Home Mortgage
Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1
Class GI0P IO	2.154	05-25-47	AAA	8,425	505,476

American Tower Trust,
Mtg Pass Thru Ctf Ser 2007-1A
Class D (S)	5.957	04-15-37	BBB	865	800,255

Banc of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.181	09-10-47	AAA	300	298,713

Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.880	03-20-36	AAA	1,073	1,071,811
Mtg Pass Thru Ctf Ser 2006-D
Class 6B2 (P)	5.946	05-20-36	AA	1,826	1,567,872

Bear Stearns Adjustable Rate
Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B2 (P)	5.104	03-25-35	AA+	845	859,385

Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3
Class B2 (P)	5.352	04-25-35	AA+	588	601,285
Mtg Pass Thru Ctf Ser 2006-4
Class 3B1	6.342	07-25-36	AA	2,525	1,294,829

Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2006-PW14
Class D (P)(S)	5.412	12-01-38	A	655	567,234

Citigroup Mortgage Loan
Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	516	514,647
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.831	12-25-35	AAA	779	777,459

See notes to financial statements

Annual report | Income Securities Trust

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.225%	07-15-44	AA	$295	$280,368

ContiMortgage Home Equity
Loan Trust,
Pass Thru Ctf Ser 1995-2
Class A-5	8.100	08-15-25	AAA	78	77,518

Countrywide Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59
Class 2X IO (P)	2.428	11-20-35	AAA	11,040	386,401
Mtg Pass Thru Ctf Ser 2006-0A8
Class X IO (P)	1.987	07-25-46	AAA	10,647	405,925
Mtg Pass Thru Ctf Ser 2006-0A10
Class XPP IO (P)	1.974	08-25-46	AAA	5,587	207,752
Mtg Pass Thru Ctf Ser 2006-0A12
Class X IO (P)	2.839	09-20-46	AAA	18,588	882,950
Mtg Pass Thru Ctf Ser 2006-11CB
Class 3A1	6.500	05-25-36	Aaa	3,200	3,145,082
Mtg Pass Thru Ctf Ser 2007-0A8
Class X IO	2.000	06-25-47	AAA	6,996	277,659

Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class G (S)	6.795	11-15-36	Ba2	3,000	2,835,900

DB Master Finance LLC,
Sub Bond Ser 2006-1 Class M1 (S)	8.285	06-20-31	BB	340	341,258

Dominos Pizza Master Issuer LLC,
Sub Bond Ser 2007-1 Class M1 (S)	7.629	04-25-37	BB	1,000	951,890

DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5
Class X2 IO	2.468	08-19-45	AAA	30,201	962,643

First Horizon Alternative
Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.211	12-25-34	AA	457	447,676
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.184	05-25-36	AA	1,547	1,207,930

Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	495	484,501
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	460	447,488

GS Mortgage Securities Corp.,
Mtg Pass Thru Ctf Ser 2006-NIM3
Class N1 (S)	6.414	06-25-46	A2	140	139,683

GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	5.240	08-25-34	AA	970	978,365
Mtg Pass Thru Ctf Ser 2006-4F
Class 6A1	6.500	05-25-36	AAA	3,897	3,910,837

See notes to financial statements

Income Securities Trust | Annual report

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Harborview Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-8
Class 1X IO (P)	2.294%	09-19-35	AAA	$7,903	$222,277
Mtg Pass Thru Ctf Ser 2007-3
Class ES IO (G)	0.350	05-19-47	AAA	24,342	186,368
Mtg Pass Thru Ctf Ser 2007-4
Class ES IO (G)	0.304	07-19-47	AAA	24,248	215,956
Mtg Pass Thru Ctf Ser 2007-6
Class ES IO (G)(S)	0.292	11-19-15	AAA	17,293	132,402

Harborview NIM Corp.,
Mtg Pass Thru Ctf Ser 2006-9A
Class N2 (G)	8.350	11-19-36	BBB–	1,625	1,616,875

Indymac Index Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.440	05-25-35	AA	496	505,371
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	344	336,549
Mtg Pass Thru Ctf Ser 2005-AR18
Class 1X IO	2.307	10-25-36	AAA	16,984	530,760
Mtg Pass Thru Ctf Ser 2006-AR19
Class 1B1 (P)	6.404	08-25-36	AA	453	414,019

JP Morgan Chase Commercial
Mortgage Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP4
Class B	5.129	10-15-42	Aa2	2,035	1,915,311

JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	863	869,016

Luminent Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-1
Class X IO	2.462	04-25-36	AAA	24,388	838,323

Merrill Lynch Mortgage
Investors Trust,
Mtg Pass Thru Ctf Ser 2006-AF1
Class MF1 (P)	6.105	08-25-36	AA	1,220	1,102,053

MLCC Mortgage Investors, Inc.,
Mtg Pass Thru Ctf Ser 2007-3
Class M1 (G)(P)	5.979	09-25-37	AA	420	400,659
Mtg Pass Thru Ctf Ser 2007-3
Class M2 (G)(P)	5.979	09-25-37	A	155	138,175
Mtg Pass Thru Ctf Ser 2007-3
Class M3 (G)(P)	5.979	09-25-37	BBB	105	87,602

Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (P)	5.204	11-14-42	AAA	840	834,425
Mtg Pass Thru Ctf Ser 2006-IQ12
Class E	5.538	12-15-43	A+	640	565,383

Provident Funding Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.379	05-25-35	AA	418	399,870

See notes to financial statements

Annual report | Income Securities Trust

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	5.961%	12-25-35	AAA	$3,336	$3,337,384

SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	225	220,232
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	200	195,801
Sub Bond Ser 2006-1A Class H (S)	7.389	11-15-36	Ba3	365	344,559
Sub Bond Ser 2006-1A Class J (S)	7.825	11-15-36	B1	220	205,826

Washington Mutual Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	490	499,197

Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4
Class B1 (P)	4.672	04-25-35	AA	1,511	1,445,780
Mtg Pass Thru Ctf Ser 2007-0A4
Class XPPP IO	0.776	04-25-47	Aaa	19,970	397,411
Mtg Pass Thru Ctf Ser 2007-0A5
Class 1XPP IO	0.806	06-25-47	Aaa	46,568	582,103
Mtg Pass Thru Ctf Ser 2007-0A6
Class 1XPP IO	0.560	07-25-47	Aaa	26,681	350,192
Mtg Pass Thru Ctf Ser 2007-1
Class B1	6.205	02-25-37	AA	573	507,401

Tires & Rubber 0.18%					297,113

Goodyear Tire & Rubber Co. (The)
Sr Note (S)	8.625	12-01-11	B	285	297,113

Tobacco 0.79%					1,296,609

Alliance One International, Inc.,
Gtd Sr Note (S)	8.500	05-15-12	B	245	238,875

Reynolds American, Inc.,
Gtd Sr Sec Note	7.250	06-01-13	BB	1,000	1,057,734

Wireless Telecommunication Services 2.00%					3,288,026

Citizens Communications Co.,
Sr Note	6.250	01-15-13	BB+	460	445,625

Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	1,340	1,327,391

Digicel Group Ltd.,
Sr Note (Bermuda) (F)(S)	8.875	01-15-15	Caa2	580	530,700

Mobile Telesystems Finance SA,
Gtd Sr Note (Luxembourg) (F)(S)	9.750	01-30-08	BB–	400	400,200

Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	BBB	500	492,310

Rural Cellular Corp.,
Sr Sub Note (P)	10.661	11-01-12	CCC	90	91,800

See notes to financial statements

Income Securities Trust | Annual report

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 5.09%					$8,394,406
(Cost $8,816,257)

Agri cultural Products 0.70%					1,149,610

Ocean Spray Cranberries, Inc.,
6.25%, Ser A (S)			BB+	12,500	1,149,610

Broadcasting & Cable TV 0.52%					865,200

CBS Corp., 7.250%			BBB	40,000	865,200

Diversified Banks 0.78%					1,281,500

Bank One Capital Trust VI, 7.20%			A	55,000	1,281,500

Diversified Metals & Mining 0.91%					1,505,000

Freeport-McMoRan Copper & Gold,
Inc., 6.75%, Conv			B+	10,000	1,505,000

Government U.S. Agency 0.52%					862,496

Federal National Mortgage
Assn., 8.25%			AA–	33,495	862,496

Integrated Telecommunication Services 0.51%					832,800

Telephone & Data Systems, Inc.,
7.60%, Ser A			BB+	40,000	832,800

Real Estate Management & Development 1.15%					1,897,800

Apartment Investment & Management
Co., 8.00%, Ser T			B+	55,000	1,146,200

Public Storage REIT, Inc., 6.50%,
Depositary Shares, Ser W			BBB+	40,000	751,600

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Tranche loans 0.30%					$500,000

(Cost $495,000)
Hotels, Resorts & Cruise Lines 0.30%					500,000

East Valley Tourist Development
Authority,
Tranche (Fac LN5501750),
8-06-12 (G)			B3	$500	500,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 58.75%					$96,819,190

(Cost $95,643,335)

Government U.S. Agency 58.75%					96,819,190

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250%	01-01-16	AAA	$14	14,677
30 Yr Adj Rate Pass Thru Ctf (P)	5.154	11-01-35	AAA	2,025	2,031,504
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	1,917	1,945,131
30 Yr Pass Thru Ctf	6.000	05-01-37	AAA	4,054	4,115,265
30 Yr Pass Thru Ctf	6.000	08-01-37	AAA	3,498	3,549,844
30 Yr Pass Thru Ctf	5.500	04-01-33	AAA	1,580	1,579,981
30 Yr Pass Thru Ctf	5.500	05-15-35	AAA	3,000	2,965,860

See notes to financial statements

Annual report | Income Securities Trust

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Government U.S. Agency (continued)

Federal Home Loan Mortgage Corp.,
CMO REMIC Ser 3174-CB	5.500%	02-15-31	AAA	$300	$305,401
CMO REMIC Ser 3294-NB	5.500	12-15-29	AAA	340	344,590
CMO REMIC Ser 3320-PB	5.500	11-15-31	AAA	1,030	1,047,256

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	14	14,150
15 Yr Pass Thru Ctf	7.000	09-01-12	AAA	3	2,688
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	32	33,071
15 Yr Pass Thru Ctf	6.000	05-01-21	AAA	748	765,920
30 Yr Adj Rate Pass Thru Ctf (P)	5.755	04-01-37	AAA	7,214	7,270,414
30 Yr Adj Rate Pass Thru Ctf (P)	5.315	11-01-35	AAA	3,544	3,522,446
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	365	375,680
30 Yr Pass Thru Ctf	6.500	12-01-36	AAA	393	403,725
30 Yr Pass Thru Ctf	6.500	08-01-37	AAA	2,790	2,867,827
30 Yr Pass Thru Ctf	6.000	05-01-35	AAA	3,230	3,280,314
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	11,738	11,922,187
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	15,855	16,103,780
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	2,244	2,279,244
30 Yr Pass Thru Ctf	6.000	12-01-36	AAA	3,434	3,487,958
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	3,111	3,159,518
30 Yr Pass Thru Ctf	5.500	04-01-35	AAA	1,902	1,902,140
30 Yr Pass Thru Ctf	5.500	11-01-35	AAA	1,670	1,668,762
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	2,189	2,187,988
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	4,202	4,199,856
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	4,753	4,747,496
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	593	592,381
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	5,173	5,166,888
CMO REMIC Ser 2006-67-PD	5.500	12-25-34	AAA	1,230	1,221,240
Note	6.000	05-30-25	AAA	1,720	1,720,740

Government National
Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	4	4,985
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	4	4,559
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	12	13,724

	Interest	Maturity		Par value
Issuer, description	rate	date		(000)	Value

Short-term investments 2.89%					$4,763,229

(Cost $4,763,091)

Government U.S. Agency 1.27%					2,100,000

Federal Home Loan Bank,
Disc Note	4.15%	(Y) 01-02-08		$2,100	2,100,000

See notes to financial statements

Income Securities Trust | Annual report

	Interest
Issuer	rate	Shares	Value

Cash Equivalents 1.62%			$2,663,229

John Hancock Cash Investment Trust (T)(W)	5.10% (Y)	2,663,229	2,663,229

Total investments (Cost $258,841,350) 154.58%			$254,763,452

Other assets and liabilities, net (0.54%)			($888,888)

Fund preferred shares, at liquidation value (54.04%)			($89,061,227)

Total net assets applicable to common shareholders 100.00%			$164,813,337

The percentage shown for each investment category is the total value of that category, as a percentage of the net assets applicable to common shareholders.

IO Interest only (carries notional principal amount)

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of December 31, 2007.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $44,134,655 or 26.78% of the net assets applicable to common shareholders as of December 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

 (Y) Represents current yield on December 31, 2007.

See notes to financial statements

Annual report | Income Securities Trust

Financial statements

Statement of assets and liabilities 12-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments in unaffiliated issuers, at value (cost $256,178,121)
including $2,604,516 of securities loaned (Note 2)	$252,100,223
Investments in affiliated issuers, at value (cost $2,663,229)	2,663,229

Total investments, at value (cost $258,841,350)	254,763,452
Cash	111,767
Receivable for investments sold	3,390
Receivable for dividends reinvested	224,327
Dividends and interest receivable	2,819,174
Receivable from affiliates	19,535

Total assets	257,941,645

Liabilities

Unrealized depreciation of swap contracts (Note 2)	911,104
Payable upon return of securities loaned (Note 2)	2,663,229
Payable to affiliates
Management fees	340,346
Other	22,289
Other payables and accrued expenses	130,113

Total liabilities	4,067,081
Auction Preferred Shares (APS) Series A, including accrued dividends, unlimited number of shares of beneficial interest authorized with no par
value, 1,780 shares issued, liquidation preference of $25,000 per share	44,530,614
APS Series B, including accrued dividends, unlimited number of shares of beneficial interest authorized with no par value, 1,780 shares issued,
liquidation preference of $25,000 per share	44,530,613

Net assets

Common shares capital paid-in	180,072,123
Accumulated net realized loss on investments, financial futures contracts
and swap contracts	(10,545,882)
Net unrealized depreciation of investments, financial futures contracts
and swap contracts	(4,989,002)
Undistributed net investment income	276,098

Net assets applicable to common shares	$164,813,337

Net asset value per common share

Based on 11,346,364 common shares outstanding — the Fund has an
unlimited number of shares authorized with no par value	$14.53

See notes to financial statements

Income Securities Trust | Annual report

Statement of operations For the year ended 12-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Interest	$16,532,465
Dividends	498,284
Securities lending	51,615

Total investment income	17,082,364

Expenses

Investment management fees (Note 3)	1,370,150
Accounting and legal services fees (Note 3)	29,674
APS auction fees	236,593
Transfer agent fees	107,135
Printing fees	66,590
Custodian fees	63,555
Professional fees	41,401
Registration and filing fees	25,768
Trustees’ fees	11,061
Miscellaneous	20,733

Total expenses	1,972,660

Net investment income	15,109,704

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(455,947)
Financial futures contracts	(1,604,911)
Swap contracts	418,072
(1,642,786)
Change in net unrealized appreciation (depreciation) of
Investments	(4,914,876)
Financial futures contracts	(245,154)
Swap contracts	(911,104)
(6,071,134)
Net realized and unrealized loss	(7,713,920)
Distributions to APS Series A	(2,370,224)
Distributions to APS Series B	(2,369,931)
(4,740,155)
Increase in net assets from operations	$2,655,629

See notes to financial statements

Annual report | Income Securities Trust

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	12-31-06	12-31-07

Increase (decrease) in net assets

From operations
Net investment income	$14,120,827	$15,109,704
Net realized loss	(2,401,780)	(1,642,786)
Change in net unrealized appreciation (depreciation)	2,048,384	(6,071,134)
Distributions to APS Series A and B	(4,255,519)	(4,740,155)

Increase in net assets resulting from operations	9,511,912	2,655,629

Distributions to common shareholders
From net investment income	(10,412,003)	(10,400,867)

From Fund share transactions (Note 4)	932,358	889,931

Total increase (decrease)	32,267	(6,855,307)

Net assets

Beginning of year	171,636,377	171,668,644
End of year[1]	$171,668,644	$164,813,337

1 Includes undistributed (distributions in excess of) net investment income of ($13,222) and $276,098, respectively.

See notes to financial statements

Income Securities Trust | Annual report

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$16.31	$16.53	$16.19	$15.30	$15.22
Net investment income[1]	0.93	1.22	1.20	1.26	1.34
Net realized and unrealized
gain (loss) on investments	0.63	(0.25)	(0.81)	(0.03)	(0.69)
Distributions to APS Series A and B [2]	(0.02)	(0.12)	(0.25)	(0.38)	(0.42)
Total from investment operations	1.54	0.85	0.14	0.85	0.23
Less distributions to common shareholders
From net investment income	(0.96)	(1.19)	(1.03)	(0.93)	(0.92)
From net realized gain	(0.26)	—	—	—	—
	(1.22)	(1.19)	(1.03)	(0.93)	(0.92)
Capital charges
Offering costs and underwriting
discount related to APS	(0.10)	—	—	—	—
Net asset value, end of period	$16.53	$16.19	$15.30	$15.22	14.53
Per share market value, end of period	$15.39	$15.68	$13.68	$14.75	12.85
Total return at net asset value[3] (%)	9.57[4]	5.70[4]	1.36[4]	6.24	1.97
Total return at market value[3] (%)	13.49	9.95	(6.42)	15.15	(6.94)

Ratios and supplemental data

Net assets applicable to common shares,
end of period (in millions)	$183	$180	$172	$172	$165
Ratio of expenses to average
net assets[5] (%)	0.87	1.14	1.16	1.17	1.16
Ratio of net investment income
to average net assets[6] (%)	5.58	7.44	7.62	8.30	8.87
Portfolio turnover (%)	273	135	148	94	54[7]

Senior securities

Total APS Series A outstanding
(in millions)	$45	$45	$45	$45	$45
Total APS Series B outstanding
(in millions)	$45	$45	$45	$45	$45
Involuntary liquidation preference
APS Series A per unit (in thousands)	$25	$25	$25	$25	$25
Involuntary liquidation preference
APS Series B per unit (in thousands)	$25	$25	$25	$25	$25
Average market value per unit
(in thousands)	$25	$25	$25	$25	$25
Asset coverage per unit [8]	$75,402	$75,049	$72,470	$73,375	$71,228

See notes to financial statements

Annual report | Income Securities Trust

Notes to Financial Highlights

1 Based on the average of the shares outstanding.

2 APS Series A and B were issued on 11-4-03.

3 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

4 Unaudited.

5 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of expenses would have been 0.81%, 0.76%, 0.77%, 0.77% and 0.76% for the periods ended 12-31-03, 12-31-04, 12-31-05, 12-31-06 and 12-31-07, respectively.

6 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of net investment income would have been 5.19%, 4.99%, 5.06%, 5.45% and 5.82% for the periods ended 12-31-03, 12-31-04, 12-31-05, 12-31-06 and 12-31-07, respectively.

7 The portfolio turnover rate including the effect of when-issued/delayed delivery securities is 66% for the year ended December 31, 2007. Prior years exclude the effect of when-issued/delayed delivery securities.

8 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to financial statements

Income Securities Trust | Annual report

Notes to financial statements

Note 1
Organization

John Hancock Income Securities Trust (the Fund) is a closed-end diversified investment management company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. Debt securities are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund holds securities that are valued on the basis of a price provided by a single pricing source, including broker-dealers from whom the security was purchased. The risk associated with single sourced prices is that when markets are less liquid, the price realized upon sale may be different than the price to value the security and the difference could be material to the Fund. At December 31, 2007, securities valued on the basis of a single source price amounted to 6.72% of the Fund’s net assets.

Investment risk

The Fund may invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Annual report | Income Securities Trust

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/ premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

When-issued/delayed delivery securities

The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. Prior to May 8, 2007, the Fund paid the Adviser $465 for security lending services relating to an arrangement which ended on May 7, 2007.

Income Securities Trust | Annual report

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The Fund had no open financial futures contracts on December 31, 2007.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income. Interest rate swaps represent an agreement between two counter-parties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statement of Operations. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates.

The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on December 31, 2007:
	RATE TYPE

NOTIONAL	PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION		UNREALIZED
AMOUNT	BY FUND	BY FUND	DATE	COUNTERPARTY	DEPRECIATION

$29,000,000	4.6875% (a)	3-month LIBOR	Sep 2010	Bank of America	$899,690
29,000,000	3.996% (a)	3-month LIBOR	Dec 2010	Barclays Bank, Plc	11,414
Total					$911,104

(a) Fixed rate

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes,

Annual report | Income Securities Trust

the Fund has $9,261,520 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: December 31, 2012 — $2,123,466, December 31, 2013 — $2,443,482, December 31, 2014 — $3,342,775, December 31, 2015 — $1,351,797. Net capital losses of $1,268,723 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on January 1, the first day of the Fund’s next taxable year.

The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $14,667,522. During the year ended December 31, 2007, the tax character  of distributions paid was as follows: ordinary income $15,141,022.

As of December 31, 2007, the components of distributable earnings on a tax basis included $286,646 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent differences are primarily attributable to swap derivative transactions and premium amortization.

Note 3
Management fee and transactions
with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund’s average weekly net asset value and the value attributable to the Auction Preferred Shares (collectively, managed assets), (b) 0.375% of the next $50,000,000, (c) 0.350% of the next $100,000,000 and (d) 0.300% of the Fund’s average daily managed assets in excess of $300,000,000. The effective management fee rate is 0.53% of the Fund’s average managed assets for the year ended December 31, 2007. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $29,674 with an

Income Securities Trust | Annual report

effective rate of 0.01% of the Fund’s average daily managed assets.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

Common shares

This listing illustrates reclassification of the Fund’s capital accounts, dividend reinvestments and the number of common shares outstanding at the beginning and end of the years ended December 31, 2006, and December 31, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Beginning of period	11,215,223	$177,367,356	11,282,039	$178,860,851
Distributions reinvested	66,816	932,358	64,325	889,931
Reclassification of capital accounts	—	561,137	—	321,341
End of period	11,282,039	$178,860,851	11,346,364	$180,072,123

Auction preferred shares

The Fund issued a total of 3,560 Auction Preferred Shares: 1,780 shares of Series A Auction Preferred Shares and 1,780 shares of Series B Auction Preferred Shares (collectively, the Preferred Shares or APS) on November 4, 2003, in a public offering. The total offering costs of $188,388 and the total underwriting discount of $890,000 has been charged to capital paid-in of common shares during the years ended December 31, 2003 and December 31, 2004.

APS holders may be subject to auction risk. The dividend rate for the APS is normally set through an auction process, where holders may indicate the dividend rate at which they would be willing to hold or sell their APS or purchase additional APS. An auction provides liquidity for the APS; however, holders may not be able to remarket their APS at an auction. APS will not be remarketed if there are more APS offered for sale than there are buyers. If the APS are unable to be remarketed on an auction date, a maximum interest rate is applied to the APS to compensate the investor for having to hold the shares. In the case of the Fund’s APS, the maximum interest rate is the higher of 125 bps over or 125% of the 30-day “AA” Commercial Paper Rate on the date of the auction. If sufficient clearing bids do not exist at an auction, holders wishing to sell will not be able to sell all, and may not be able to sell any, of such APS in the auction. As a result, an investment in APS may be illiquid. Neither broker-dealers nor the Fund are obligated to purchase APS in an auction or otherwise, nor is the Fund required to redeem APS in the event of an unsuccessful remarketing effort at an auction.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every seven days thereafter by an auction. Dividend rates on APS Series A ranged from 5.00% to 6.513% and Series B from 4.50% to 6.50% during the year ended December 31, 2007. Accrued dividends on APS are included

Annual report | Income Securities Trust

in the value of APS on the Fund’s Statement of Assets and Liabilities.

During the year ended December 31, 2007, APS of the Fund were successfully remarketed at each remarketing date. All remarketing efforts of APS shares occurring between February 13, 2008 and February 26, 2008 were not successful. As a result, the dividend rates for all series were reset to the maximum, which ranged from 4.17% to 4.35%.

The APS are subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund’s bylaws. Under the 1940 Act, the Fund is required to maintain asset coverage of at least 200% with respect to the Preferred Shares as of the last business day of each month in which any shares are outstanding. If the dividends on the APS shall remain unpaid in an amount equal to two full years’ dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

Leverage

The Fund issued preferred shares to increase its assets available for investment. When the Fund leverages its assets, the fees paid to the Adviser for investment advisory and administrative services will be higher than if the Fund did not borrow because the Adviser’s fees are calculated based on the Fund’s total assets, including the proceeds of the issuance of preferred shares. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund’s assets.

Leverage creates risks which may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuations in the dividend rates on any preferred shares

• increased operating costs, which may reduce the Fund’s total return to the holders of common shares

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used, conversely, return would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

Note 5
Purchase and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2007, aggregated $129,906,177 and $126,268,129, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $8,584,459 and $13,629,372, respectively, during the year ended December 31, 2007.

The cost of investments owned on December 31, 2007, including short-term investments, for federal income tax purposes was $259,344,592. Gross unrealized appreciation and depreciation of investments aggregated $3,283,198 and $7,864,338 respectively, resulting in net unrealized depreciation of $4,581,140. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities.

Income Securities Trust | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Income Securities Trust,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Income Securities Trust (the Fund) at December 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 29, 2008

Annual report | Income Securities Trust

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2007.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2007, 3.80% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

Income Securities Trust | Annual report

Investment objective and policy

The Fund is a closed-end diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the NYSE. The Fund’s investment objective is to generate a high level of current income consistent with prudent investment risk. The Fund invests in a diversified portfolio of freely marketable debt securities and may invest an amount not exceeding 20% of its assets in income-producing preferred and common stock. Under normal circumstances, the Fund will invest at least 80% of net assets in income securities. Income securities will consist of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper. “Net assets” is defined as net assets plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

It is contemplated that at least 75% of the value of the Fund’s total assets will be represented by debt securities, which have at the time of purchase a rating within the four highest grades as determined by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. The Fund intends to engage in short-term trading and may invest in repurchase agreements. The Fund may issue a single class of senior securities not to exceed 33 1 / 3 % of its net assets at market value and may borrow from banks as a temporary measure for emergency purposes in amounts not to exceed 5% of the total assets at cost. The Fund may lend portfolio securities not to exceed 33 1 / 3 % of total assets.

Bylaws

In November 2002, the Board of Trustees adopted several amendments to the Fund’s bylaws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the bylaws require shareholders to notify the Fund in writing of any proposal which they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year’s annual meeting of shareholders. The notification must be in the form prescribed by the bylaws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the bylaws.

On August 21, 2003, shareholders approved the amendment of the Fund’s bylaws effective August 26, 2003, to provide for the issuance of preferred shares. Effective March 9, 2004, the Trustees approved additional changes to conform with the Fund’s maximum dividend rate on the preferred shares with the rate used by other John Hancock funds.

On September 14, 2004, the Trustees approved an amendment to the Fund’s bylaws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Financial futures contracts and options

The Fund may buy and sell financial futures contracts and options on futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. The Fund’s ability to hedge successfully will depend on the Adviser’s ability to predict accurately the future direction of interest rate changes and other market factors. There is no assurance that a liquid market for futures and options will always exist. In addition, the Fund could be prevented from opening, or realizing the benefits of closing out a futures or options position because of position limits or limits on daily price fluctuations imposed by an exchange.

Annual report | Income Securities Trust 37

The Fund will not engage in transactions in futures contracts and options on futures for speculation, but only for hedging or other permissible risk management purposes. All of the Fund’s futures contracts and options on futures will be traded on a U.S. commodity exchange or board of trade. The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits on existing positions and premiums paid for options on futures would exceed 5% of the Fund’s total assets.

Dividends and distributions

During the period ended June 30, 2007, dividends from net investment income totaling $0.9200 per share were paid to shareholders. The dates of payments and the amounts per share are as follows:

INCOME
PAYMENT DATE	DIVIDEND

March 30, 2007	$0.2225
June 29, 2007	0.2300
September 28, 2007	0.2350
December 31, 2007	0.2325

Dividend reinvestment plan

The Fund offers its common shareholders a Dividend Reinvestment Plan (the Plan), which offers the opportunity to earn compounded yields. Any holder of common shares of record of the Fund may elect to participate in the Plan and receive the Fund’s common shares in lieu of all or a portion of the cash dividends. The Plan is available to all common shareholders without charge. Mellon Investor Services (the Plan Agent) will act as agent for participating shareholders.

Shareholders may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.melloninvestor.com showing an election to reinvest all or a portion of dividend payments. If received in proper form by the Plan Agent prior to the record date for a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Board of Trustees of the Fund will declare dividends from net investment income payable in cash or, in the case of shareholders participating in the Plan, partially or entirely in the Fund’s common shares. The number of shares to be issued for the benefit of each shareholder will be determined by dividing the amount of the cash dividend, otherwise payable to such shareholder on shares included under the Plan, by the per share net asset value of the common shares on the date for payment of the dividend, unless the net asset value per share on the payment date is less than 95% of the market price per share on that date, in which event the number of shares to be issued to a shareholder will be determined by dividing the amount of the cash dividend payable to such shareholder, by 95% of the market price per share of the common shares on the payment date. The market price of the common shares on a particular date shall be the mean between the highest and lowest sales price on the NYSE on that date. Net asset value will be determined in accordance with the established procedures of the Fund. However, if as of such payment date the market price of the common shares is lower than such net asset value per share, the number of shares to be issued will be determined on the basis of such market price. Fractional shares, carried out to four decimal places, will be credited to the shareholder’s account. Such fractional shares will be entitled to future dividends.

The shares issued to participating shareholders, including fractional shares, will be held by the Plan Agent in the name of the participant. A confirmation will be sent to each shareholder promptly, normally within five to seven days, after the payment date of the dividend. The confirmation will show the total number of shares held by such shareholder before and after the dividend, the amount of the most recent cash dividend that the shareholder has elected to reinvest and the number of shares acquired with such dividend.

Participation in the Plan may be terminated at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site, and such termination will

Income Securities Trust | Annual report

be effective immediately. However, notice of termination must be received prior to the record date of any distribution to be effective for that distribution. Upon termination, certificates will be issued representing the number of full shares of common shares held by the Plan Agent. A shareholder will receive a cash payment for any fractional share held.

The reinvestment of dividends will not relieve participants of any federal, state or local income tax, which may be due with respect to such dividend. Dividends reinvested in common shares will be treated on your federal income tax return as though you had received a dividend in cash in an amount equal to the fair market value of the shares received, as determined by the prices for common shares of the Fund on the NYSE as of the dividend payment date. Distributions from the Fund’s long-term capital gains will be processed as noted above for those electing to reinvest in common shares and will be taxable to you as long-term capital gains. The confirmation referred to above will contain all the information you will require for determining the cost basis of shares acquired and should be retained for that purpose. At year end, each account will be supplied with detailed information necessary to determine total tax liability for the calendar year.

All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, New Jersey 07606-1938 (Telephone: 1-800-852-0218).

Shareholder communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting (unaudited)
On March 27, 2007, the Annual Meeting of the Fund was held to elect eight Trustees.

Proxies covering 10,017,147 shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

		WITHHELD
	FOR	AUTHORITY

James R. Boyle	9,871,674	145,473
James F. Carlin	9,877,727	139,420
William H. Cunningham	9,870,137	147,010
Ronald R. Dion	9,874,528	142,619
Charles L. Ladner	9,880,350	136,797
Steven R. Pruchansky	9,877,998	139,149

The preferred shareholders elected Patti McGill Peterson and John A. Moore as Trustees of the Fund until their successors are duly elected and qualified, with the votes tabulated as follows: 2,923 FOR and 5 WITHHELD.

Annual report | Income Securities Trust 39

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Income
Securities Trust

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Income Securities Trust (the Fund), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser).  The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the

Income Securities Trust | Annual report

administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance was lower than the performance of the Category and Peer Group medians, but was higher than the performance of its benchmark index, the Lehman Brothers Government/ Credit Bond Index, over the 3-, 5- and 10- year periods. The Board noted that the Fund’s more recent performance during the 1-year period was lower than, but generally competitive with, the performance of the Category median, and higher than the performance of the Peer Group median and benchmark index. The Adviser noted that the Fund’s Peer Group contained primarily unleveraged closed-end funds, which had a high level of high-yield exposure. The Adviser explained that these factors impacted the Fund’s comparative performance results.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, and other non-advisory fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Category and Peer Group medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Expense Ratio was higher than the Gross and Net Expense Ratio of the Peer Group median. The Board also noted the differences in the funds included in the Peer Group, including differences in the employment of fee waivers and reimbursements and differences in the amount of assets under management. The Board noted that the Fund’s Expense Ratio was lower than the Gross Expense Ratio and equal to the Net Expense Ratio of the Category median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. The Adviser noted that most of the funds in the Peer Group were unleveraged, which contributed to the results. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded

Annual report | Income Securities Trust

that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

The Board noted that the Advisory Agreements offered breakpoints. However, the Board considered the limited relevance of economies of scale in the context of a closed-end fund that, unlike an open-end fund, does not continuously offer its shares. The Board noted that the Fund, as a closed-end investment company, was not expected to increase materially in size and that its assets would grow (if at all) through the investment performance of the Fund. Therefore, the Board did not consider potential economies of scale as a principal factor in assessing the fees payable under the Advisory Agreements, but concluded that the fees were fair and equitable based on relevant factors.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Income Securities Trust | Annual report

Information about the portfolio managers

Management Biographies and Fund ownership

Below is an alphabetical list of the portfolio managers who share joint responsibility for the day-to-day investment management of the Fund. It provides a brief summary of their business careers over the past five years and their range of beneficial share ownership in the Fund as of December 31, 2007.

Barry H. Evans, CFA

President, Chief Fixed Income Officer and Chief Operating Officer, MFC Global Investment Management (U.S.), LLC since 2005 Senior Vice President, John Hancock Advisers LLC (1986–2005)
Began business career in 1986
Joined fund team in 2002
Fund ownership — $10,001–$50,000

Jeffrey N. Given, CFA

Vice President, MFC Global Investment Management (U.S.), LLC since 2005
Second Vice President, John Hancock Advisers LLC (1993–2005)
Began business career in 1993
Joined fund team in 1999
Fund ownership — $1–$10,000

Howard C. Greene, CFA

Senior Vice President, MFC Global Investment Management (U.S.), LLC since 2005
Senior Vice President, John Hancock Advisers LLC (2002–2005)
Vice President at Sun Life Financial Services Company of Canada (1987–2002)
Began business career in 1979
Joined fund team in 2005
Fund ownership — None

Other Accounts the Portfolio Managers are Managing

The table below indicates for each portfolio manager information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of December 31, 2007. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

P O R T F O L I O M A N A G E R	O T H E R A C C O U N T S M A N A G E D B Y T H E P O R T F O L I O M A N A G E R S

Barry H. Evans, CFA	Other Investment Companies: 5 funds with assets of
approximately $3.3 billion.
Other Pooled Investment Vehicles: 2 accounts with assets of
approximately $156.2 million.
Other Accounts: 125 accounts with assets of
approximately $5.3 billion.

Jeffrey N. Given, CFA	Other Investment Companies: 5 funds with assets of
approximately $2 billion.
Other Pooled Investment Vehicles: None
Other Accounts: 19 accounts with assets of
approximately $4.2 billion.

Annual report | Income Securities Trust

Howard C. Greene, CFA	Other Investment Companies: 3 funds with assets of
approximately $1.4 billion.
Other Pooled Investment Vehicles: None
Other Accounts: 19 accounts with assets of
approximately $4.2 billion.

Neither the Adviser or the Subadviser receives a fee based upon the investment performance of any of the accounts included under “Other Accounts Managed by the Portfolio Managers” in the table above.

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. For the reasons outlined below, the Fund does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the Fund as well as one or more other accounts. The Adviser and the Subadviser have adopted procedures, overseen by the Chief Compliance Officer, that are intended to monitor compliance with the policies referred to in the following paragraphs.

• The Subadviser has policies that require a portfolio manager to allocate investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

• When a portfolio manager intends to trade the same security for more than one account, the policies of the Subadviser generally require that such trades for the individual accounts are aggregated so each account receives the same price. Where not possible or may not result in the best possible price, the Subadviser will place the order in a manner intended to result in as favorable a price as possible for such client.

• The investment performance on specific accounts is not a factor in determining the portfolio manager’s compensation. See “Compensation of Portfolio Managers” below. Neither the Adviser nor the Subadviser receives a performance-based fee with respect to other accounts managed by the Fund’s portfolio managers.

• The Subadviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

• The Subadviser seeks to avoid portfolio manager assignments with potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation of Portfolio Managers

The Subadviser has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied consistently among investment professionals. At the Subadviser, the structure of compensation of investment professionals is currently comprised of the following basic components: fixed base salary, and an annual investment bonus plan, as well as customary benefits that are offered generally to all full-time employees of the Subadviser. A limited number of senior investment professionals, who serve as officers of both the Subadviser and its parent company, may also receive options or restricted stock grants of common shares of Manulife Financial.

Only investment professionals are eligible to participate in the Investment Bonus Plan on an annual basis. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses: 1) The investment performance of all accounts managed by the investment

Income Securities Trust | Annual report

professional over one-, three- and five-year periods are considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark. 2) The profitability of the Subadviser and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of the Adviser. 3) The more intangible contributions of an investment professional to the Subadviser’s business, including the investment professional’s support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluating in determining the amount of any bonus award.

While the profitability of the Subadviser and the investment performance of the accounts that the investment professionals maintain are factors in determining an investment professional’s overall compensation, the investment professional’s compensation is not linked directly to the net asset value of any fund.

Annual report | Income Securities Trust

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2005	55

Interim Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc.
(chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005);
Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987);
Trustee, Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001),
Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (man-
ufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	2004	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	1996	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Income Securities Trust | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	1996	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

Annual report | Income Securities Trust

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Income Securities Trust | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Income Securities Trust

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Transfer agent for	Independent registered
John Hancock Advisers, LLC	common shareholders	public accounting firm
601 Congress Street	Mellon Investor Services	PricewaterhouseCoopers LLP
Boston, MA 02210-2805	Newport Office Center VII	125 High Street
	480 Washington Boulevard	Boston, MA 02110
Subadviser	Jersey City, NJ 07310
MFC Global Investment		Stock symbol
Management (U.S.), LLC	Transfer agent for	Listed New York Stock
101 Huntington Avenue	preferred shareholders	Exchange:
Boston, MA 02199	Deutsche Bank Trust	JHS
Company Americas
Custodian	280 Park Avenue	For shareholder assistance
The Bank of New York	New York, NY 10017	refer to page 39
One Wall Street
New York, NY 10286	Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com

Mail	Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Phone	Customer service representatives	1-800-852-0218
	Portfolio commentary	1-800-344-7054
	24-hour automated information	1-800-843-0090
	TDD line	1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Income Securities Trust | Annual report

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds. com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P600A 12/07
2/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $26,250 for the fiscal year ended December 31, 2007 and $26,250 for the fiscal year ended December 31, 2006. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended December 31, 2007 and fiscal year ended December 31, 2006 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $3,500 for the fiscal year ended December 31, 2007 and $3,500 for the fiscal year ended December 31, 2006. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

The all other fees billed to the registrant for products and services provided by the principal accountant were $3,000 for the fiscal year ended December 31, 2007 and $3,000 for the fiscal year ended December 31, 2006. There were no other fees during the fiscal year ended December 31, 2007 and December 31, 2006 billed to control affiliates for products and services provided by the principal accountant. The nature of the services comprising the all other fees was related to the principal accountant’s report on the registrant’s Eligible Asset Coverage. These fees were approved by the registrant’s audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $50,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $50,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Other services provided by the Auditor that are expected to exceed $10,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended December 31, 2007, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,553,823 for the fiscal year ended December 31, 2007, and $872,192 for the fiscal year ended December 31, 2006.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit “Proxy Voting Policies and Procedures”.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Information about the portfolio managers

Management Biographies and Fund ownership

Below is an alphabetical list of the portfolio managers who share joint responsibility for the day-to-day investment management of the Fund. It provides a brief summary of their business careers over the past five years and their range of beneficial share ownership in the Fund as of December 31, 2007.

Barry H. Evans, CFA

President, Chief Fixed Income Officer and Chief Operating Officer, MFC Global Investment Management (U.S.), LLC since 2005 Senior Vice President, John Hancock Advisers LLC (1986–2005)
Began business career in 1986
Joined fund team in 2002
Fund ownership — $10,001–$50,000

Jeffrey N. Given, CFA

Vice President, MFC Global Investment Management (U.S.), LLC since 2005
Second Vice President, John Hancock Advisers LLC (1993–2005)
Began business career in 1993
Joined fund team in 1999
Fund ownership — $1–$10,000

Howard C. Greene, CFA

Senior Vice President, MFC Global Investment Management (U.S.), LLC since 2005
Senior Vice President, John Hancock Advisers LLC (2002–2005)
Vice President at Sun Life Financial Services Company of Canada (1987–2002)
Began business career in 1979
Joined fund team in 2005
Fund ownership — None

Other Accounts the Portfolio Managers are Managing

The table below indicates for each portfolio manager information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of December 31, 2007. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

P O R T F O L I O M A N A G E R	O T H E R A C C O U N T S M A N A G E D B Y T H E P O R T F O L I O M A N A G E R S

Barry H. Evans, CFA	Other Investment Companies: 5 funds with assets of
approximately $3.3 billion.
Other Pooled Investment Vehicles: 2 accounts with assets of
approximately $156.2 million.
Other Accounts: 125 accounts with assets of
approximately $5.3 billion.

Jeffrey N. Given, CFA	Other Investment Companies: 5 funds with assets of
approximately $2 billion.
Other Pooled Investment Vehicles: None
Other Accounts: 19 accounts with assets of
approximately $4.2 billion.

Howard C. Greene, CFA	Other Investment Companies: 3 funds with assets of
approximately $1.4 billion.
Other Pooled Investment Vehicles: None
Other Accounts: 19 accounts with assets of
approximately $4.2 billion.

Neither the Adviser or the Subadviser receives a fee based upon the investment performance of any of the accounts included under “Other Accounts Managed by the Portfolio Managers” in the table above.

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. For the reasons outlined below, the Fund does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the Fund as well as one or more other accounts. The Adviser and the Subadviser have adopted procedures, overseen by the Chief Compliance Officer, that are intended to monitor compliance with the policies referred to in the following paragraphs.

• The Subadviser has policies that require a portfolio manager to allocate investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

• When a portfolio manager intends to trade the same security for more than one account, the policies of the Subadviser generally require that such trades for the individual accounts are aggregated so each account receives the same price. Where not possible or may not result in the best possible price, the Subadviser will place the order in a manner intended to result in as favorable a price as possible for such client.

• The investment performance on specific accounts is not a factor in determining the portfolio manager’s compensation. See “Compensation of Portfolio Managers” below. Neither the Adviser nor the Subadviser receives a performance-based fee with respect to other accounts managed by the Fund’s portfolio managers.

• The Subadviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

• The Subadviser seeks to avoid portfolio manager assignments with potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation of Portfolio Managers

The Subadviser has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied consistently among investment professionals. At the Subadviser, the structure of compensation of investment professionals is currently comprised of the following basic components: fixed base salary, and an annual investment bonus plan, as well as customary benefits that are offered generally to all full-time employees of the Subadviser. A limited number of senior investment professionals, who serve as officers of both the Subadviser and its parent company, may also receive options or restricted stock grants of common shares of Manulife Financial.

Only investment professionals are eligible to participate in the Investment Bonus Plan on an annual basis. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses: 1) The investment performance of all accounts managed by the investment professional over one-, three- and five-year periods are considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark. 2) The profitability of the Subadviser and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of the Adviser. 3) The more intangible contributions of an investment professional to the Subadviser’s business, including the investment professional’s support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluating in determining the amount of any bonus award.

While the profitability of the Subadviser and the investment performance of the accounts that the investment professionals maintain are factors in determining an investment professional’s overall compensation, the investment professional’s compensation is not linked directly to the net asset value of any fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: February 28, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: February 28, 2008